Employee expenses (Tables)	12 Months Ended
Dec. 31, 2023
Employee expenses [Abstract]
Employee Expenses
	Year ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Salary and related expenses	7,219	4,337	1,862
Social security costs	690	382	115
Shared based compensation expense	2,291	1,671	366
	10,200	6,390	2,343